Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net income (loss) from continuing operations	$ 6,468	$ (628)	$ 17,228	$ (1,054)
Net loss from discontinued operations	(186)	(356)	(228)	(6,868)
Net (loss) income	$ 6,282	$ (984)	$ 17,000	$ (7,922)
Weighted average number of shares outstanding - basic	44,420,000	24,472,000	37,497,000	24,467,000
Impact of restricted stock units	149,000	0	149,000	0
Weighted average number of shares outstanding - diluted	44,569,000	24,472,000	37,646,000	24,467,000
Restricted Stock Units excluded from denominator [Member]
Restricted Stock Units	149,158	176,316	149,158	176,316